Derivative financial instruments	12 Months Ended
Dec. 31, 2017
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Derivative financial instruments

16. Derivative financial instruments

The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

	2017			2016
All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities
Interest rate derivatives – in a fair value hedge relationship	799	23	—	2,157	68	(4)
Interest rate derivatives – not in a hedge relationship	429	3	—	1,187	3	(7)
Cross-currency rate derivatives – in a hedge relationship	1,522	114	(140)	1,622	100	(253)

Total	2,750	140	(140)	4,966	171	(264)

Analysed as expiring:
In less than one year	—	—	—	162	—	—
Later than one year and not later than five years	1,638	65	(95)	2,776	86	(157)
Later than five years	1,112	75	(45)	2,028	85	(107)

Total	2,750	140	(140)	4,966	171	(264)

The Group has issued both euro and US dollar fixed rate debt. The fixed rate euro debt is converted to either a fixed or floating rate US dollar exposure using interest rate and cross-currency swaps. The Group’s remaining fixed rate US dollar debt is held as fixed rate instruments.

The Group receives interest under its euro debt related swap contracts to match the interest on the bonds (ranging from a receipt of 1.375% on its euro 2025 notes to 1.875% on its euro 2021 notes) and, in turn, pays US dollar interest at rates ranging between US Libor + 0.84% to US Libor + 1.35%.

Interest rate swaps are then used to fix an element of the interest charge, in line with the Group’s interest rate hedging policy, which requires a proportion of the Group’s gross debt to be fixed in line with the Group’s hedging policy. During 2017, the Group executed a number of floating interest rate swaps to match the maturity of the 2021 and 2025 euro bonds mitigating the exposure to interest rate increases. The all-in rates (including the Libor spread) that the Group pays are between 2.78% and 3.58%. At 31 December 2017, the Group had contracts to fix $579m of debt over the next 12 months and $331m of outstanding fixed rate bonds bringing the total fixed rate debt to $910m.

At the end of 2017, the currency split of the mark-to-market values of rate derivatives, including the exchange of principal on cross currency rate derivatives, was US dollar £(869)m, sterling £12m and euro £857m (2016: US dollar £(1,051)m, sterling £19m and euro £939m).

The Group’s portfolio of rate derivatives is diversified by maturity, counterparty and type. Natural offsets between transactions within the portfolio and the designation of certain derivatives as hedges significantly reduce the risk of income statement volatility. The sensitivity of the portfolio to changes in market rates is set out in note 19.

Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

	2017			2016
All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities
Counterparties in an asset position	103	(78)	25	30	(11)	19
Counterparties in a liability position	37	(62)	(25)	141	(253)	(112)

Total as presented in the balance sheet	140	(140)	—	171	(264)	(93)

All of the Group’s derivative financial instruments are subject to enforceable netting arrangements with individual counterparties, allowing net settlement in the event of default of either party. Offset arrangements in respect of cash balances are described in note 17.

Counterparty exposure from all derivatives is managed, together with that from deposits and bank account balances, within credit limits that reflect published credit ratings and by reference to other market measures (e.g. market prices for credit default swaps) to ensure that there is no significant risk to any one counterparty.

In accordance with IAS 39 ‘Financial Instruments: Recognition and Measurement’, the Group has reviewed all of its material contracts for embedded derivatives that are required to be separately accounted for if they do not meet certain requirements, and has concluded that there are no material embedded derivatives.